Jacob Internet Fund
Jacob Internet Fund
Investment Objectives
The Fund’s primary investment objective is long-term growth of capital.
Current income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Jacob Internet Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Jacob Internet Fund Investor Class
Advisory Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	[1]
Other Expenses	0.92%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.43%	[2]
[1]	The Distribution and/or Service (12b-1) Fees reflect the Board's determination to reduce such fees payable under the distribution and service plan of the Fund from 0.35% to 0.25%, effective September 1, 2016 through at least January 2, 2020 .
[2]	Total Annual Fund Operating Expenses differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus because of acquired fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the effect of the 12b-1 fee reduction for the 1 Year example and for the first year of the 3, 5 and 10 Year examples only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Jacob Internet Fund | Investor Class | USD ($)	246	758	1,296	2,766

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its assets in securities of companies in Internet and Internet-related industries. The Fund primarily invests in common stocks and securities convertible into common stocks, but may invest up to 35% in fixed income or debt securities. The Fund may invest without limitation in foreign securities, including securities of emerging market countries, so that the Fund has the flexibility to take full advantage of investment opportunities in Internet companies and companies in Internet-related industries. The Adviser currently does not expect to invest more than 50% of the Fund’s net assets in foreign companies. The Adviser selects investments in companies that derive a substantial portion of their revenue from Internet businesses and businesses in Internet-related industries or those that are aggressively developing and expanding their Internet and Internet-related business operations. Such investments generally will be selected from companies in the following groups: media, e-commerce, computer software, internet service providers, internet portals, wireless/broadband access, and telecommunications.

The Fund invests in companies that emphasize research and development with respect to proprietary products and services for Internet users and businesses, because the Adviser believes that these stocks have the greatest potential to rise in value. Many Internet companies are newer and have small to medium market capitalizations. The Adviser’s overall process of stock selection for the Fund is not based on the capitalization of or size of the company but rather on an assessment of the company’s fundamental prospects. The Fund generally seeks to purchase securities as long-term investments, but when circumstances warrant, securities may be sold without regard to the length of time they have been held to reduce risk or volatility or to respond to changing fundamental information.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, to seek income, or to maintain liquidity while seeking appropriate investments.

Principal Risks
Investing in a mutual fund has inherent risks, which could cause you to lose money. The principal risks of investing in the Fund, and the circumstances that could adversely affect the Fund’s net asset value (“NAV”) and total return, are listed below.

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Market Risk: Even when the stock market in general is rising, the stocks selected by the Adviser may decline. Prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. The Adviser may not be able to sell stocks at an optimal time or price.

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Internet and Internet-Related Industries Risk: The Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.

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Smaller Capitalized or Unseasoned Company Risk:  The Adviser believes that smaller capitalized or unseasoned companies generally have greater earnings and sales growth potential than larger capitalized companies. However, investments in smaller capitalized or unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

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Convertible Securities Risk:  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

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Foreign and Emerging Market Risk:  The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

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Fixed Income Risk:  Yields and principal values of fixed income securities (bonds) will fluctuate. Generally, values of fixed income securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, to the extent the Fund holds fixed income investments, the value of the Fund may go down.

Performance Information
The performance information that follows gives some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year, and the table compares the Fund’s average annual returns with those of a broad measure of market performance and an index of Internet stocks. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns as of December 31, 2017 (Investor Class)

Best Quarter	Q2 2009 28.78%
Worst Quarter	Q3 2011 (16.67)%

Average Annual Total Returns as of December 31, 2017
Average Annual Returns - Jacob Internet Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	24.15%	16.95%	9.69%
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	20.23%	14.71%	8.64%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	15.79%	13.24%	7.75%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	29.82%	19.50%	11.35%
NASDAQ Internet Index (reflects no deduction for fees, expenses or taxes)	NASDAQ Internet Index (reflects no deduction for fees, expenses or taxes)	40.83%	23.57%	16.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The return after taxes on distribution and sale of fund shares may be higher than the return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.